Contingent Earn-out Awards - Rollforward of Contingent Earn-out Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at December 31, 2020	$ 0
Contingent earn-out liability recognized upon the closing of the Merger	231,627
Reallocation of Earn-out Shares to earn-out liability upon forfeitures	5,495
Change in fair value of earn-out liability	140,454
Balance at December 31, 2021	$ 377,576